Notes Payable	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Debt Disclosure [Abstract]
Notes Payable
NOTE 5 – NOTES PAYABLE

Notes payable:

During June 2017, the Company entered into a short-term note payable with Noteholder E that matured in August 2017. The principal balance of $55,353 bears interest at the default rate of 18%; no other default penalties have been incurred.

On April 28, 2020, the Company entered into a note agreement and Securities Purchase Agreement with Noteholder A to borrow $105,000. An additional $25,000 was added on to this note during the quarter ended June 30, 2020. The note bears interest at 22% and matures April 28, 2021.

On April 27, 2020, pursuant to the Paycheck Protection Program under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), the Company received a two-year loan for $112,888 from Noteholder G. Interest is deferred for six months, then is at 1% until maturity in April 2022. The Company has applied for the loan to be forgiven by the Small Business Administration and expects to be granted forgiveness.

On June 17, 2020, the Company entered into a note agreement with Noteholder G, the U.S. Small Business Administration, for a total of $150,000 plus a $10,000 grant. The note calls for monthly principal and interest payments totaling $731 beginning in June 2021. The loan bears interest at 3.8% and matures June 17, 2050.

On October 15, 2020, the Company entered into a note agreement with Noteholder C for $565,000, including a $15,000 discount at issuance. The note bears interest at 5%, 22% if in default, and principal and interest were due at maturity on December 15, 2020. The Company and Noteholder C extended the maturity to December 29, 2020 and the Company incurred a default penalty of $85,428. The balance of the note and accrued interest were paid off with proceeds from the January 22, 2021 convertible note agreement with Noteholder A.

On November 19, 2020, the Company entered into a note agreement with Noteholder C for $290,000, including a $15,000 discount at issuance. The note bears interest at 6%, 22% if in default, and principal and interest were due at maturity on December 21, 2020. The Company and Noteholder C extended the maturity to December 29, 2020 and the Company incurred a default penalty of $6,148. The balance of the note and accrued interest were paid off with proceeds from the January 22, 2021 convertible note agreement with Noteholder A.

During the three months ended December 31, 2020, the Company repaid a note payable dated July 21, 2020, with Noteholder F totaling $20,750.

On January 19, 2021, the Company entered into a promissory note with Noteholder F for $64,500. The note matures February 19, 2021 and bears interest at 24%. This note was repaid on January 22, 2021 from the proceeds of the January 22, 2021 convertible debt agreement.

On March 8, 2021, pursuant to the Paycheck Protection Program, the Company received a five-year loan for $112,888 from Noteholder G. Interest is deferred for six months, then is at 1% until maturity in March 2026. The Company plans to apply for the loan to be forgiven by the Small Business Administration and expects to be granted forgiveness.

Convertible note payable – related party:

During 2016, Todd Davis, President and Chief Executive Officer converted accrued salary and accrued payroll taxes for a total of into a long term note payable bearing an interest rate of eight percent (8%) per annum, due on demand. The note is convertible in shares of our common stock at a rate of $0.026 per share. As of March 31, 2021 and September 30, 2020, there is an outstanding principal balance of $1,072,185 and outstanding accrued interest on this note of $370,372 and $327,484, respectively (see Note 9).

Convertible notes payable:

On November 4, 2020, the Company entered into a promissory note agreement with Noteholder H for $100,000. The note matures May 4, 2021 and bears interest at 15% that is payable in shares of restricted common stock at $0.059 per share.

On November 30, the Company entered into a convertible promissory note with Noteholder D for $175,000. The note matures one year later, on November 30, 2022 and bears interest at 10%. The note is convertible six months from issuance at 60% of the average of the three (3) lowest closing prices (as defined below in the agreement) for the common stock during the ten (10) trading day period preceding the conversion date.

On January 22, 2021, the Company entered into a 12% senior secured convertible promissory note Noteholder A for $1,250,000. Proceeds from this note were allocated to repay the January 19, 2021 $64,500 note (plus $1,250 interest), $15,040 legal fees, $992,226 to Noteholder C (Note 5), with the net remaining $176,984 to the Company. The note matures January 21, 2022 but may be extended an additional 12 months. The note becomes convertible six months after issuance, or July 22, 2021, at $0.054 per share.

On February 1, 2021, the Company amended the October 11, 2019 Securities Purchase Agreement with Noteholder C. As part of the amendment, the interest rate was reduced to 12%, the default interest rate was reduced to 18%, the maturity of the note was extended through January 31, 2022, and the conversion rate was changed to $0.054 per share. As consideration for the amendments, the Company issued Noteholder C 12,000,000 shares of common stock, as detailed in Note 7.

On February 17, 2021, the Company entered into a promissory note with Noteholder B for $250,000. The note matures February 17, 2022 and bears interest at 12%. The note is convertible into common shares of the Company at a 40% discount to the 10-day average closing price of the Company’s common stock with a floor of $0.06 per share.

On March 5, 2021, the Company issued a 12% senior secured convertible promissory note to Noteholder A for a principal amount of $300,000 with a one-year term that is convertible into shares of the Company’s common stock.

The terms and balances of the convertible notes outstanding as of March 31, 2021 and September 30, 2020 are summarized below. Each of these notes may be converted at the option of the holder at a 50%-40% discount to common stock price. These notes include certain provisions including that the Company shall maintain in reserve the amount of the shares issuable for the amount of the principal and interest accrued and payable.

At March 31, 2021, the Company’s convertible notes payable and related debt discount and derivative liability related to the notes which can be converted at variable discounted rates are summarized as follows:

						Net amount of	Corresponding
					Debt	liabilities	derivative
Noteholder	Origination	Maturity	Interest	Balance	Discount	presented	balance
Noteholder A	02/12/19	02/11/20	8.0%	$388,889	$-	$388,889	$571,164
Noteholder A	03/15/19	03/14/20	8.0%	222,222	-	222,222	326,379
Noteholder A	04/05/19	04/04/20	8.0%	388,889	-	388,889	571,164
Noteholder A	08/05/19	08/05/20	12.0%	111,111	-	111,111	163,190
Noteholder D	12/03/18	12/04/19	9.0%	163,700	-	163,700	184,313

				$1,274,811	$-	$1,274,811	$1,816,210

At September 30, 2020, the Company’s convertible notes payable and related debt discount and derivative liability are summarized as follows:

						Net amount of	Corresponding
					Debt	liabilities	derivative
Noteholder	Origination	Maturity	Interest	Balance	Discount	presented	balance
Noteholder A	01/30/19	01/30/21	10.0%	$437,222	$(73,070)	$364,152	$1,190,002
Noteholder A	02/12/19	02/11/20	8.0%	388,889	-	388,889	647,591
Noteholder A	03/15/19	03/14/20	8.0%	222,222	-	222,222	370,051
Noteholder A	04/05/19	04/04/20	8.0%	388,889	-	388,889	647,591
Noteholder A	08/05/19	08/05/20	12.0%	111,111	(37,037)	74,074	185,026
Noteholder B	12/03/18	12/04/19	9.0%	262,500	-	262,500	232,108
Noteholder C	Various – see above		24.0%	2,001,000	(512,027)	1,488,973	1,862,542
Noteholder D	07/11/19	01/11/20	14.0%	158,900	-	158,900	151,491

				$3,970,733	$(622,134)	$3,348,599	$5,286,402

The Company’s future maturities of all notes payable are as follows:

For the fiscal year ending
September 30,	Amount
2022	$6,575,484
2022	262,145
2023	3,159
2024	3,280
2025	3,405
Thereafter	141,264
$6,988,737

Accrued Interest:

At March 31, 2021 and September 30, 2020, accrued interest on all notes and convertible notes amounted to $1,140,385 and $790,862, respectively. Interest expense for the six months ended March 31, 2021 and 2020 totaled $492,361 and $426,549, respectively. The derivative liability associated with accrued interest for the convertible notes with discounted conversion terms totaled $389,456 and $363,010 at March 31, 2021 and September 30, 2020, respectively.

NOTE 5 – NOTES PAYABLE

Notes payable:

During June 2017, the Company entered into a short-term note payable that matured in August 2017. The principal balance of $55,353 bears interest at the default rate of 18%; no other default penalties have been incurred.

On May 17, 2019, the Company entered into a $200,000 promissory note with Noteholder A bearing a fifteen percent (15%) interest rate per annum. The note was in default as it had a maturity date of September 14, 2019. The note was repaid during November 2019, with no penalties incurred.

On April 28, 2020, the Company entered into a note agreement and Securities Purchase Agreement with Noteholder A to borrow $105,000. An additional $25,000 was added on to this note during the quarter ended June 30, 2020. The note bears interest at 22% and matures April 28, 2021.

On April 27, 2020, pursuant to the Paycheck Protection Program under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), the Company received a two-year loan for $112,888. Interest is deferred for six months, then is at 1% until maturity in April 2022.

On June 17, 2020, the Company entered into a note agreement with the U.S. Small Business Administration for a total of $150,000 plus a $10,000 grant. The note calls for monthly principal and interest payments totaling $731 beginning in June 2021. The loan bears interest at 3.8% and matures June 17, 2050.

Convertible note payable – related party:

During 2016, Todd Davis, President and Chief Executive Officer converted accrued salary and accrued payroll taxes for a total of into a long term note payable bearing an interest rate of eight percent (8%) per annum, due on demand. The note is convertible in shares of our common stock at a rate of $0.026 per share. As of September 30, 2020 and 2019, there is an outstanding principal balance of $1,072,185 and outstanding accrued interest on this note of $327,484 and $241,709, respectively (see Note 9).

Convertible notes payable:

On April 23, 2018, the Company entered into a $111,111 convertible promissory note with Noteholder A bearing a twelve percent (12%) interest rate per annum. The note has a maturity date of October 23, 2018 and has a conversion price equal to fifty percent (50.00%) of the lowest trading price of the preceding twenty (20) days from the date of conversion. During the year ended September 30, 2019, the note was converted into shares of the Company’s common stock. No default penalties were charged by the lender.

On August 1, 2018, the Company entered into a $277,778 convertible promissory note with Noteholder A bearing a twelve percent (12%) interest rate per annum. The note has a maturity date of August 1, 2019 and has a conversion price equal to fifty percent (50.00%) of the lowest trading price of the preceding ten (10) days from the date of conversion. During the year ended September 30, 2019, principal totaling $227,778 and interest totaling $23,548 were converted into shares of the Company’s common stock. During the year ended September 30, 2020, principal totaling $50,000 and interest totaling $38,083 were converted into shares of the Company’s common stock. No default penalties were charged by the lender.

On October 11, 2019, the Company entered into a Securities Purchase Agreement with Noteholder C to borrow up to $2,000,000. During the three months ended December 31, 2019, the first and second tranches totaling $1,450,000 were issued. The third tranche of $351,000 was issued on January 16, 2020, the fourth tranche of $125,000 issued March 6, 2020 and the fifth (final) tranche for the remaining $75,000 was issued April 30, 2020. These notes bear an interest rate of 24%, due monthly, and mature one year from issuance. The noteholder has the right to convert the outstanding principal after 240 days from issuance into common stock of the Company. The conversion price is the lower of (i) $0.1587, or (ii) 60% (representing a 40% discount) of the lowers VWAP trading price for the common stock during the ten-trading day period ending on the latest complete trading day prior to the conversion date.

The terms and balances of the convertible notes issued during fiscal years ended September 30, 2020 and 2019 are summarized below. Each of these notes may be converted at the option of the holder at a 50%-40% discount to common stock price. These notes include certain provisions including that the Company shall maintain in reserve the amount of the shares issuable for the amount of the principal and interest accrued and payable.

At September 30, 2019, the Company’s convertible notes payable and related debt discount and derivative liability are summarized as follows:

Noteholder	Origination	Maturity	Interest	Balance	Debt Discount	Net amount of liabilities presented	Corresponding derivative balance
Noteholder A	08/01/18	08/01/19	12.0%	$50,000	$-	$50,000	$61,285
Noteholder A	12/05/18	12/04/19	12.0%	166,667	(30,137)	136,530	206,048
Noteholder A	01/07/19	01/07/20	12.0%	111,111	(30,137)	80,974	138,146
Noteholder A	01/30/19	01/30/21	10.0%	437,222	(291,681)	145,541	682,336
Noteholder A	02/12/19	02/11/20	8.0%	388,889	(143,836)	245,053	505,078
Noteholder A	03/15/19	03/14/20	8.0%	222,222	(101,065)	121,157	300,457
Noteholder A	04/05/19	04/04/20	8.0%	388,889	(199,239)	189,650	550,493
Noteholder A	08/05/19	08/05/20	12.0%	111,111	(94,064)	17,047	168,659
Noteholder B	12/03/18	12/04/19	9.0%	250,000	(34,770)	215,260	91,773
Noteholder B	07/11/19	01/11/20	14.0%	200,000	(143,020)	56,980	168,028
				$2,326,111	$(1,067,949)	$1,258,192	$2,872,303

At September 30, 2020, the Company’s convertible notes payable and related debt discount and derivative liability are summarized as follows:

Noteholder	Origination	Maturity	Interest	Balance	Debt Discount	Net amount of liabilities presented	Corresponding derivative balance
Noteholder A	01/30/19	01/30/21	10.0%	$437,222	$(73,070)	$364,152	$1,190,002
Noteholder A	02/12/19	02/11/20	8.0%	388,889	-	388,889	647,591
Noteholder A	03/15/19	03/14/20	8.0%	222,222	-	222,222	370,051
Noteholder A	04/05/19	04/04/20	8.0%	388,889	-	388,889	647,591
Noteholder A	08/05/19	08/05/20	12.0%	111,111	(37,037)	74,074	185,026
Noteholder B	12/03/18	12/04/19	9.0%	262,500	-	262,500	232,108
Noteholder C	Various – see above		24.0%	2,001,000	(512,027)	1,488,973	1,862,542
Noteholder D	07/11/19	01/11/20	14.0%	158,900	-	158,900	151,491

				$3,970,733	$(622,134)	$3,348,599	$5,286,402

The Company’s future maturities of all notes payable are as follows:

For the fiscal year ended
September 30,	Amount
2021	$5,323,656
2022	47,147
2023	3,159
2024	3,280
2025	3,405
Thereafter	141,262
$5,521,909

Accrued Interest:

At September 30, 2020 and 2019, accrued interest on all notes and convertible notes amounted to $790,862 and $398,131, respectively. Interest expense, including amortization of debt discounts, for the years ended September 30, 2020 and 2019 totaled $3,132,250 and $1,481,039, respectively. The derivative liability associated with accrued interest for the convertible notes totaled $363,010 and $140,294 at September 30, 2020 and 2019, respectively.